Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents
Schedule of Cash and Cash Equivalents
	As of June 30, 2023 (unaudited)	As of December 31, 2022
	(in €)
Short-term deposits
Deposits held in U.S. dollars	7,825,926	3,422
Deposits held in euros	6,100,000	—
Total	13,925,926	3,422
Cash at banks
Cash held in U.S. dollars	3,340,889	8,645,014
Cash held in euros	2,249,144	7,616,918
Total	5,590,033	16,261,932
Total cash and cash equivalents	19,515,959	16,265,354